Basis of presentation - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Lack of Exchangeability [Member]
Disclosure Of Basis Of Preparation [Line Items]
Title of initially applied IFRS	Lack of Exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates). The adoption of these amendments did not have a material impact on the Group’s consolidated financial statements for the year ended 31 December 2025.